Share-Based Payments - Summary Of NBA Warrants (Details)	12 Months Ended
Dec. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unvested restricted shares as of December 31,2020 (Number of shares)	0
Number of other equity instruments granted	0
Unvested restricted shares as of December 31, 2021 (Number of shares)	1,353,740
Exercisable as of December 31, 2021 (Number of warrants)	0
Unvested restricted shares as of December 31, 2021 (Number of shares)	1,353,740
Unvested restricted shares as of December 31, 2020 (Weighted average grant date) | $ / shares	$ 0
Granted (Weighted average grant date) | $ / shares	23.45
Unvested restricted shares as of December 31, 2021 (Weighted average grant date) | $ / shares	$ 23.45
NBA Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unvested restricted shares as of December 31,2020 (Number of shares)	0
Number of other equity instruments granted	9,229,797
Unvested restricted shares as of December 31, 2021 (Number of shares)	9,229,797
Exercisable as of December 31, 2021 (Number of warrants)	1,845,959
Unvested restricted shares as of December 31, 2021 (Number of shares)	7,383,838
Unvested restricted shares as of December 31, 2020 (Weighted average grant date) | $ / shares	$ 0
Granted (Weighted average grant date) | $ / shares	0.01
Unvested restricted shares as of December 31, 2021 (Weighted average grant date) | $ / shares	$ 0.01